Income tax - Reconciliation between Effective Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Computed tax expense on income from continuing operations	$ 82.4	$ 39.7
Certain income from containership leasing segment that is exempt from tax	(73.2)	(58.0)
Goodwill impairment not deductible for tax	0.0	22.4
Change in valuation allowance	73.5	25.4
Change in current year uncertain tax positions	3.5	1.2
Change in tax law	(32.0)	(0.1)
Foreign rate differential	(22.0)	(26.8)
Withholding taxes	6.8	7.8
Other, net	(6.0)	5.0
Total tax expense	$ 33.0	$ 16.6	$ 1.2